Long Term Investments - Long term Investment in MaxEn (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 117,113	$ 8,267
MaxEn [Member]
Schedule of Equity Method Investments [Line Items]
Share of loss recognized during the year	(1,453)
Exchange difference	50
Long term investments		5,265
Boost Caring and North Star [Member] | MaxEn [Member]
Schedule of Equity Method Investments [Line Items]
Share of changes in net assets from acquisitions of Boost Caring and North Star (Note 4)	$ (3,862)